Contingent liabilities	12 Months Ended
Jul. 31, 2021
Disclosure of contingent liabilities [abstract]
Contingent liabilities	Contingent liabilities
Group companies are, from time to time, subject to certain claims and litigation arising in the normal course of business in relation to, among other things, the products that they supply, contractual and commercial disputes and disputes with employees. Provision is made if, on the basis of current information and professional advice, liabilities are considered likely to arise. In the case of unfavorable outcomes, the Group may benefit from applicable insurance protection.
Warranties and indemnities in relation to business disposals
Over the past few years, the Group has disposed of a number of non-core businesses and various Group companies have provided certain standard warranties and indemnities to acquirers and other third parties. Provision is made where the Group considers that a liability is likely to crystallize, though it is possible that claims in respect of which no provision has been made could crystallize in the future. Group companies have also made contractual commitments for certain property and other obligations which could be called upon in an event of default. As at the date of this report, appropriate provisions have been made in respect of claims relating to businesses disposed of.
Environmental liabilities
The operations of certain Group companies are subject to specific environmental regulations. From time to time, the Group conducts preliminary investigations through third parties to assess potential soil or groundwater contamination of sites. Where an obligation to remediate contamination arises, this is provided for, though future liabilities could arise from sites for which no provision is made.
Outcome of claims and litigation
The outcome of claims and litigation to which Group companies are party cannot readily be foreseen as, in some cases, the facts are unclear, further time is needed to assess properly the merits of the case, or they are part of continuing legal proceedings. However, based on information currently available, the Directors consider that the cost to the Group of an unfavorable outcome arising from such litigation is not expected to have a material adverse effect on the financial position of the Group.